CONSOLIDATED STATEMENTS OF CASH FLOWS - RECONCILIATION TO CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and Cash Equivalents	$ 1,412,665	$ 405,080	$ 262,368
Restricted cash	92,863	279,742	143,403
Cash, cash equivalents, and restricted cash	$ 1,505,528	$ 684,822	$ 405,771